Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail)	12 Months Ended
Dec. 31, 2024
Pagero Group AB [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2024
Name of acquiree	Pagero Group AB (publ) (“Pagero”)
Description of the acquiring segment	Corporates
Description of acquiree	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
World Business Media Limited [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2024
Name of acquiree	World Business Media Limited (“The Insurer”)
Description of the acquiring segment	Reuters News
Description of acquiree	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.
Credere Technologies, Inc., Materia [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	October 2024
Name of acquiree	Credere Technologies, Inc., doing business as Materia
Description of the acquiring segment	Tax & Accounting Professionals
Description of acquiree	Specializes in the development of an agentic artificial intelligence assistant for the tax, audit and accounting profession.
Casetext Inc [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	August 2023
Name of acquiree	Casetext, Inc.
Description of the acquiring segment	Legal Professionals
Description of acquiree	A business that uses artificial intelligence and machine learning to enable legal professionals to work more efficiently.
Imagen Ltd [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	July 2023
Name of acquiree	Imagen Ltd
Description of the acquiring segment	Reuters News
Description of acquiree	A media asset management company.
SurePrep LLC [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2023
Name of acquiree	SurePrep LLC
Description of the acquiring segment	Corporates and Tax & Accounting Professionals
Description of acquiree	A provider of tax automation software and services.